CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 242,099	$ 328,302
Short-term investments	243,729	63,951
Trade receivables (net of allowance for doubtful accounts of $8,464 and $9,554 at December 31, 2018 and 2017, respectively)	287,963	230,729
Prepaid expenses and other current assets	87,450	70,074
Total current assets	861,241	693,056
LONG-TERM ASSETS:
Long-term investments	244,998	132,820
Other long-term assets	74,042	19,496
Property and equipment, net	140,338	118,275
Deferred tax assets	12,309	11,850
Other intangible assets, net	508,232	551,347
Goodwill	1,366,206	1,318,242
Total long-term assets	2,346,125	2,152,030
Total assets	3,207,366	2,845,086
CURRENT LIABILITIES:
Trade payables	29,617	29,438
Deferred revenues and advances from customers	221,387	184,564
Accrued expenses and other liabilities	373,908	309,350
Total current liabilities	624,912	523,352
LONG-TERM LIABILITIES:
Deferred revenues and advances from customers	35,112	37,550
Accrued severance pay	15,986	17,250
Deferred tax liabilities	44,140	57,796
Long-term debt	455,985	447,642
Other long-term liabilities	14,618	11,935
Total long-term liabilities	565,841	572,173
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital-Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2018 and 2017; Issued: 74,367,450 and 73,455,167 shares at December 31, 2018 and 2017, respectively; Outstanding: 61,769,554 and 60,925,954 shares at December 31, 2018 and 2017, respectively	18,849	18,595
Additional paid-in capital	1,499,986	1,420,813
Treasury shares at cost - 12,597,896 and 12,529,213 Ordinary shares at December 31, 2018 and 2017, respectively	(527,417)	(507,705)
Accumulated other comprehensive loss	(46,616)	(32,914)
Retained earnings	1,071,811	850,772
Total shareholders' equity	2,016,613	1,749,561
Total liabilities and shareholders' equity	$ 3,207,366	$ 2,845,086